Stated capital - Awards available for issue under the LTIP (Details) - SARs - LTIP	12 Months Ended
	Mar. 31, 2019 shares	Mar. 31, 2018 shares	Mar. 31, 2017 shares	Mar. 31, 2016 shares	Mar. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares)					120,000,000
Number of awards available for issue (in shares)	81,315,000	91,315,000	105,265,000	117,100,000
Issued during the period (in shares)	(5,500,000)	(10,000,000)	(13,950,000)	(11,835,000)	(2,900,000)
Number of awards available for issue (in shares)	75,815,000	81,315,000	91,315,000	105,265,000	117,100,000